Rule 497(j)
                                                     Registration No. 333-89553



GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
New York, New York 10017
(212) 953-7532





                                December 7, 2000


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

           Re:  Empire State Municipal Exempt Trust, Guaranteed
                Series 149
                File No. 333-89553

Gentlemen:

          As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

          (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

          (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on November 28, 2000 and became effective November 28, 2000 pursuant to Rule 485(b).

                                            Empire State Municipal Exempt Trust,
                                            Guaranteed Series 149


                                            GLICKENHAUS & CO.
                                            LEBENTHAL & CO. INC.


                                            By:  /s/ Michael J. Lynch
                                               -----------------------------
                                                   Michael J. Lynch
                                                   as agent for the Sponsors

323641.1